Income taxes - Changes in deferred tax (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Total
Balance at beginning of period		$ 7,335	$ (5,376)
Effect in income statement		2,960	2,117	$ 924
Acquisition of subsidiaries			(146)
Translation adjustment		(1,774)	(234)
Other comprehensive income		44	222
Balance at end of period		8,565	7,335	(5,376)
Assets
Balance at beginning of period		9,217	6,908
Effect in income statement		2,852	1,907
Transfers between asset and liabilities		38	252
Acquisition of subsidiaries			104
Translation adjustment		(1,811)	(187)
Other comprehensive income		39	233
Balance at end of period		10,335	9,217	6,908
Liabilities
Balance at beginning of period	R$ 1,882	1,882	1,532	362
Effect in income statement		(108)	(210)
Transfers between asset and liabilities		38	252
Acquisition of subsidiaries			250
Translation adjustment		(37)	47
Other comprehensive income		(5)	11
Balance at end of period		$ 1,770	1,882	$ 1,532
Limitation of tax loss carryforward in Brazil, as percent of taxable income	30.00%	30.00%
Tax losses carryforward
Total
Balance at beginning of period		$ 4,659
Effect in income statement		374
Balance at end of period		4,328	4,659
Assets
Effect in income statement		374
Employee post retirement obligations
Total
Balance at beginning of period		840
Balance at end of period		744	840
Provision For litigation
Total
Balance at beginning of period		443
Balance at end of period		356	443
Timing differences arising on assets and liabilities
Total
Balance at beginning of period		3,246
Effect in income statement		1,690	2,113
Balance at end of period		4,331	3,246
Assets
Effect in income statement		1,690	2,113
Fair value of financial instruments
Total
Balance at beginning of period		864
Effect in income statement		756	328
Balance at end of period		1,355	864
Assets
Effect in income statement		756	328
Allocated goodwill
Total
Balance at beginning of period		(2,640)
Effect in income statement		108	210
Balance at end of period		(2,623)	(2,640)
Liabilities
Effect in income statement		(108)	(210)
Others
Total
Balance at beginning of period		401
Effect in income statement		32	(91)
Balance at end of period		516	401
Assets
Effect in income statement		32	(91)
Temporary differences
Total
Balance at beginning of period		2,676
Balance at end of period		$ 4,237	2,676
Utilization of taxes losses carryforward
Total
Effect in income statement			(443)
Assets
Effect in income statement			$ (443)